Related Party Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.40%
Brembo Group [Member]
Related Party Transaction [Line Items]
Cost of goods sold	$ 0	$ 25	$ 46
FCA US LLC
Related Party Transaction [Line Items]
Lease term			2 years
Annual lease rent			1.3
Fiat Group Automobile Spa [Member] | Excise Department [Member] | India [Member]
Related Party Transaction [Line Items]
Due from related party			45
Fiat Group Automobile Spa [Member] | Excise Department [Member] | India [Member] | Initial Amount Due [Member]
Related Party Transaction [Line Items]
Due from related party			59
Fiat Group Automobile Spa [Member] | Excise Department [Member] | India [Member] | Maximum Interest Due [Member]
Related Party Transaction [Line Items]
Due from related party			128
Iveco-Oto Melara Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 277	$ 272